Leasing - Schedule of Consolidated Balance Sheets and Components of Lease Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Consolidated Balance Sheets and Components of Lease Expenses [Abstract]
Operating lease right-of-use assets, net	$ 516,167		$ 653,730	$ 624,945
Operating lease liabilities-current	203,600		231,978	187,214
Operating lease liabilities-non-current	334,973		441,504	439,854
Total operating lease liabilities	538,573		673,482	627,068
Amortization of right-of-use assets	114,791	$ 110,229	224,451	180,464
Interest of operating lease liabilities	11,730	12,921	23,048	14,774
Total lease cost	$ 126,521	$ 123,150	$ 247,499	$ 195,238